Note 11 - Income Taxes - Changes in Deferred Tax Liabilities (Asset) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Deferred tax assets	$ 41,107,980	$ 26,599,779	$ 14,427,664
Deferred tax liability (asset)	41,107,980	26,599,779	14,424,455
Unrecorded deferred income tax assets	(41,107,980)	(26,599,779)	(14,424,455)
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets	35,883,150	21,923,593	12,938,264
Unused research and development expenditures [member]
Statement Line Items [Line Items]
Deferred tax assets	2,766,408	1,807,596	1,178,910
Financing costs [member]
Statement Line Items [Line Items]
Deferred tax assets	1,896,242	2,470,787	17,201
Costs relating to patents and others [member]
Statement Line Items [Line Items]
Deferred tax assets	119,314	139,380	118,564
Property and equipment [member]
Statement Line Items [Line Items]
Deferred tax assets	442,866	258,423	174,725
Deferred tax liabilities			$ (3,209)